Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Guarantees
Maturity less than 1 year	SFr 26,729	SFr 26,395
Maturity between 1 to 3 years	10,025	6,336
Maturity between 3 to 5 years	2,792	4,577
Maturity greater than 5 years	1,865	2,206
Total gross amount	41,411	39,514
Total net amount	40,230	38,300
Carrying value	506	817
Collateral received	8,448	8,801
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,817	1,962
Maturity between 1 to 3 years	520	500
Maturity between 3 to 5 years	314	262
Maturity greater than 5 years	435	409
Total gross amount	3,086	3,133
Total net amount	2,837	2,913
Carrying value	12	13
Collateral received	1,603	2,043
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,931	5,109
Maturity between 1 to 3 years	1,639	1,571
Maturity between 3 to 5 years	373	194
Maturity greater than 5 years	200	240
Total gross amount	7,143	7,114
Total net amount	6,216	6,124
Carrying value	44	76
Collateral received	3,012	3,090
Derivatives
Guarantees
Maturity less than 1 year	15,520	15,864
Maturity between 1 to 3 years	6,860	3,377
Maturity between 3 to 5 years	1,397	3,590
Maturity greater than 5 years	727	976
Total gross amount	24,504	23,807
Total net amount	24,504	23,807
Carrying value	403	684
Other guarantees
Guarantees
Maturity less than 1 year	4,461	3,460
Maturity between 1 to 3 years	1,006	888
Maturity between 3 to 5 years	708	531
Maturity greater than 5 years	503	581
Total gross amount	6,678	5,460
Total net amount	6,673	5,456
Carrying value	47	44
Collateral received	3,833	3,668
Bank
Guarantees
Maturity less than 1 year	26,732	26,395
Maturity between 1 to 3 years	10,025	6,337
Maturity between 3 to 5 years	2,792	4,611
Maturity greater than 5 years	1,865	2,200
Total gross amount	41,414	39,543
Total net amount	40,233	38,329
Carrying value	506	817
Collateral received	8,448	8,801
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,820	1,962
Maturity between 1 to 3 years	520	501
Maturity between 3 to 5 years	314	262
Maturity greater than 5 years	435	403
Total gross amount	3,089	3,128
Total net amount	2,840	2,908
Carrying value	12	13
Collateral received	1,603	2,043
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,931	5,109
Maturity between 1 to 3 years	1,639	1,571
Maturity between 3 to 5 years	373	194
Maturity greater than 5 years	200	240
Total gross amount	7,143	7,114
Total net amount	6,216	6,124
Carrying value	44	76
Collateral received	3,012	3,090
Bank | Derivatives
Guarantees
Maturity less than 1 year	15,520	15,864
Maturity between 1 to 3 years	6,860	3,377
Maturity between 3 to 5 years	1,397	3,590
Maturity greater than 5 years	727	976
Total gross amount	24,504	23,807
Total net amount	24,504	23,807
Carrying value	403	684
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,461	3,460
Maturity between 1 to 3 years	1,006	888
Maturity between 3 to 5 years	708	565
Maturity greater than 5 years	503	581
Total gross amount	6,678	5,494
Total net amount	6,673	5,490
Carrying value	47	44
Collateral received	SFr 3,833	SFr 3,668